LOSS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2025
Basic earnings per share [abstract]
Summary of Calculations of Basic and Diluted Loss per Share
The calculations of basic and diluted loss per share are based on:

	Three months ended September 30,		Nine months ended September 30,
(Dollars in thousands, except share and per share data)	2025	2024	2025	2024
Net loss	$(39,689)	$(125,321)	$(265,985)	$(203,310)

Weighted average shares outstanding:
Basic	369,273,247	366,562,487	368,363,143	365,268,372
Diluted	369,273,247	366,562,487	368,363,143	365,268,372

Loss per share:
Basic	$(0.11)	$(0.34)	$(0.72)	$(0.56)
Diluted	$(0.11)	$(0.34)	$(0.72)	$(0.56)